Noncontrolling Interest - Summarizes the ownership of Units (Details) - UP-C Units [Member]	Sep. 30, 2022 shares
Noncontrolling Interest [Line Items]
Common units issued	3,221,629,821
Ownership percentage	100.00%
Class A Common Units [Member]
Noncontrolling Interest [Line Items]
Common units issued	72,909,609
Ownership percentage	2.30%
Class V Common Units [Member]
Noncontrolling Interest [Line Items]
Common units issued	3,148,720,212
Ownership percentage	97.70%